Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Federal deposit insurance	$ 250,000
Percentage of dividends received for redeemable preferred stock	8.50%